Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Charges/allocation related to Transition Services Agreement with Patriot	$ 1,512	$ 1,580